Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of an impaired loan	$ 10,243,082	$ 11,079,526
Impaired loans, allowance for loan losses	2,024,754	2,296,603
Fair value adjustment to OREO due to declines or impairment after foreclosure	$ 694,207	$ 276,400